EMPLOYEE SEVERANCE BENEFITS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Minimum Employment Period For Severance Benefit Eligibility	1 year
Percentage of liability for severance obligations deposited with pension fund	72.00%
Deposits into individual severance fund	$ 685	$ 710
Unfunded liability for employee severance payments, period expense	$ 2	$ 5	$ 57